OTHER OPERATING EXPENSE (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Expenses [Abstract]
Total	$ 580,233	$ 246,342	$ 1,450,603	$ 768,874	$ 1,111,930	$ 480,587